Fair Value Measurements - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Fair Value Measurements
Total Fair Value, Liabilities	$ 57,329	$ 65,709
Convertible Note
Fair Value Measurements
Total Fair Value, Liabilities	$ 46,292	46,526
Convertible Note | Discounted cash flow
Fair Value Measurements
Significant unobservable input of liabilities	9
Financial derivative liability - Convertible Notes
Fair Value Measurements
Fair value of derivative	$ 6,674	37,715
Total Fair Value, Liabilities	$ 6,674	$ 37,715
Financial derivative liability - Convertible Notes | Equity volatility
Fair Value Measurements
Significant unobservable input of liabilities	54	60
Percentage of increase in significant unobservable inputs	10.00%
Percentage of decrease in significant unobservable inputs	10.00%
Increase in fair value of derivative liability due to increase in significant unobservable inputs	$ 1,708	$ 1,773
Decrease in fair value of derivative liability due to decrease in significant unobservable inputs	$ 1,545	$ 1,999
Financial derivative liability - Convertible Notes | Credit spread
Fair Value Measurements
Significant unobservable input of liabilities	30.5	25.6
Percentage of increase in significant unobservable inputs	5.00%
Percentage of decrease in significant unobservable inputs	5.00%
Increase in fair value of derivative liability due to increase in significant unobservable inputs	$ 474	$ 1,320
Decrease in fair value of derivative liability due to decrease in significant unobservable inputs	352	1,584
Financial derivative liability - US warrants
Fair Value Measurements
Fair value of derivative	$ 1,271	$ 0
Financial derivative liability - US warrants | Equity volatility
Fair Value Measurements
Significant unobservable input of liabilities	62.85	0
Percentage of increase in significant unobservable inputs	10.00%
Percentage of decrease in significant unobservable inputs	10.00%
Increase in fair value of derivative liability due to increase in significant unobservable inputs	$ 163	$ 0
Decrease in fair value of derivative liability due to decrease in significant unobservable inputs	$ 366	$ 0